Mainland China Employee Contribution Plan - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
PRC
Multiemployer Plans [Line Items]
Total expense for defined contribution plan	$ 13,827	¥ 89,571	¥ 88,102	¥ 45,934